PROVISIONS AND CONTINGENT LIABILITIES - Probable losses paragraphs (Details) R$ in Thousands			1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 21, 2021 BRL (R$)	Jun. 12, 2019 item	Dec. 31, 2016 BRL (R$)	Apr. 30, 2015 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($) Vote lawsuit	Dec. 31, 2020 BRL (R$) Vote lawsuit	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Jun. 30, 2018 BRL (R$)
Provisions recognized
Additional provisions, other provisions							R$ 17,453,169	R$ 17,561,611
Balance at ending of period					R$ 25,830,640		R$ 25,830,640	25,246,426
Compulsory Loan, Interest Rate						6.00%	6.00%
Estimate loss or value involved in the legal proceeding					48,157,994		R$ 48,157,994	49,849,490
Provision on legal proceedings, non-current					24,108,078		R$ 24,108,078	24,214,938	R$ 23,196,295
Compulsory loan -Time lapse for the application of remuneration interest
Provisions recognized
Number of favourable votes		5				4	4
Number of votes against | Vote						3	3
Number of ministers		9				2	2
Number of legal actions filed | item		2
Inclusion of compulsory credits not foreseen in the initial demand
Provisions recognized
Additional provisions, other provisions					1,600,000
Estimate loss or value involved in the legal proceeding, before update					1,400,000		R$ 1,400,000
Estimate loss or value involved in the legal proceeding					1,800,000		1,800,000
Undisputed amount					227,000		R$ 227,000
Numbr of years after the sentence was pronounced						10 years	10 years
Improper interest rate applied						12.00%	12.00%
Amount of provision					17,400,000		R$ 17,400,000
Eletronorte : Compensation - Sul Amrica Companhia Nacional de Seguros
Provisions recognized
Amount of provision								363,412
Litigation settlement	R$ 390,000
Litigation settlement amount	R$ 390,000
Eletronorte : Expropriation action - HPP Balbina
Provisions recognized
Amount of provision								265,979
Collection of obligations from Banco KfW
Provisions recognized
Estimate loss or value involved in the legal proceeding					648,719		648,719
Chefs ordinary action for material damages
Provisions recognized
Estimate loss or value involved in the legal proceeding					512,152		512,152	462,536
Void order - AES Sul Distribuidora Gacha de Energia SA
Provisions recognized
Estimate loss or value involved in the legal proceeding					263,926		263,926
Compensation process carried out by ABB ltda.
Provisions recognized
Estimate loss or value involved in the legal proceeding					385,500		385,500	332,404
Loss share rule credits between agents
Provisions recognized
Estimate loss or value involved in the legal proceeding					240,911		240,911	212,524
Charges arising from writ of mandamus
Provisions recognized
Estimate loss or value involved in the legal proceeding					230,018		230,018	220,688
Eletronuclear - Nullity of licenses granted - Complementary Dry Storage Unit (UAS)
Provisions recognized
Estimate loss or value involved in the legal proceeding					240,009		240,009
Eletronorte - Control Fee, Monitoring and Inspection of Exploration and Use of Water Resources (TFRH)
Provisions recognized
Estimate loss or value involved in the legal proceeding					424,554		424,554	424,430		R$ 424,484
ICMS - UTE Santa Cru
Provisions recognized
Estimate loss or value involved in the legal proceeding					447,662		447,662
Anticipation of debt guarantee
Provisions recognized
Estimate loss or value involved in the legal proceeding					203,663		203,663
Chesf
Provisions recognized
Provisional enforcement amount provided by defendant on litigation claimed				R$ 1,035,000
Amount of assets attached			R$ 500,000
Amount the provision was updated							1,500,395	1,287,047
Amount the other addition provision items were updated							151,235	128,805
Main
Provisions recognized
Additional provisions, other provisions							5,860,592	6,128,374
Remuneration interest
Provisions recognized
Additional provisions, other provisions							1,875,942	1,714,617
Other funds
Provisions recognized
Additional provisions, other provisions							271,716
Civeis
Provisions recognized
Balance at ending of period					23,495,144		23,495,144	23,134,716
Provision on legal proceedings, non-current					R$ 21,775,547		R$ 21,775,547	22,104,428
Compulsory Loan
Provisions recognized
Number of legal actions filed | lawsuit						3,624	3,624
Compensatory Interest
Provisions recognized
Net compensatory interest | $						$ 0.06
Default Interest
Provisions recognized
Additional provisions, other provisions							R$ 9,444,919	9,718,620
Declaration of Nullity | Chesf
Provisions recognized
Litigation amount claimed							R$ 350,000
Percentage of fine based on the value of the case					0.01%		0.01%
Generation Scaling Factor | Chesf
Provisions recognized
Percentage below which neutrality is sought					95.00%		95.00%
Provision on legal proceedings, non-current					R$ 1,446,623		R$ 1,446,623	1,084,386
Tax
Provisions recognized
Provision on legal proceedings, non-current					252,913		252,913	336,213
Labor
Provisions recognized
Balance at ending of period					2,082,583		2,082,583	1,775,497
Provision on legal proceedings, non-current					2,079,618		2,079,618	R$ 1,774,297
Compensation - Sul Amrica Companhia Nacional de Seguros
Provisions recognized
Amount of provision					390,000		390,000
Expropriation action - HPP Balbina
Provisions recognized
Amount of provision					R$ 271,855		R$ 271,855